Equity Capital Structure, 2021 First Registered Direct Equity Offering (Details)				12 Months Ended
	Feb. 10, 2021 USD ($) shares	Jan. 05, 2021 USD ($) $ / shares	Dec. 30, 2020 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 0	$ 265,307,807	$ 39,053,325
January 5 Warrants [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares	9,475,000
Number of securities called by warrants (in shares) | shares			9,475,000
Gross proceeds from issuance of common stock and warrants	$ 18,000,000
Net proceeds from issuance of common stock and warrants	$ 18,000,000
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares		$ 1.9
Fair value of warrants				$ 22,200,000
Percentage increase in volatility causing increase in fair value of warrants				5.00%
Percentage increase in fair value of warrants due to increase in volatility				1.70%
January 5 Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility				1.375
2021 First Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares			9,475,000
Gross proceeds from issuance of common stock and warrants		$ 18,000,000
Net proceeds from issuance of common stock and warrants		$ 16,500,000